6. PROFIT SHARING PLAN (June 2019 Note)	12 Months Ended
Jun. 30, 2019
Retirement Benefits [Abstract]
PROFIT SHARING PLAN

(6)	PROFIT SHARING PLAN

The Company has a defined contribution 401(k) profit sharing plan. Employer profit sharing and matching contributions to the plan are discretionary. No employer profit sharing or matching contributions were made to the plan in fiscal years 2019 and 2018.